COVER	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	SMARTRENT, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-4218526
Entity Address, Address Line One	8665 E. Hartford Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	844
Local Phone Number	479-1555
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001837014